GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – 40.3%
a
FHLMC
$ 2,190 7.500%
12/01/29
$ 2,324
804 5.000
10/01/33
823
1,125 5.000
07/01/35
1,152
1,670 5.000
12/01/35
1,711
342 5.000
03/01/38
352
836 5.000
06/01/41
859
4,132 4.500
08/01/48
4,121
5,072 4.500
11/01/48
5,058
523,134 3.000
09/01/49
478,060
382,654 4.000
03/01/50
372,252
766,604 4.500
03/01/50
764,381
262,125 3.000
10/01/50
238,742
883,844 2.500
02/01/51
768,299
1,796,875 2.000
05/01/51
1,492,069
831,131 2.500
05/01/51
724,037
835,507 2.500
05/01/51
731,764
1,890,899 2.500
08/01/51
1,656,098
773,943 2.500
09/01/51
674,942
762,621 4.500
04/01/52
752,068
538,709 4.500
06/01/52
534,272
355,446 6.000
12/01/52
369,261
1,000,484 6.500
06/01/54
1,051,675
FNMA
20 9.000
11/01/25
20
4,655 7.000
08/01/26
4,712
1,592 8.000
10/01/29
1,662
700 8.500
04/01/30
746
1,326 8.000
05/01/30
1,360
2,337 8.000
08/01/32
2,523
3,365 4.500
08/01/39
3,393
5,835 3.000
01/01/43
5,448
11,342 3.000
01/01/43
10,586
6,637 3.000
03/01/43
6,217
17,692 3.000
03/01/43
16,423
55,244 3.000
03/01/43
51,255
7,143 3.000
04/01/43
6,649
8,816 3.000
04/01/43
8,182
12,815 3.000
04/01/43
11,887
16,322 3.000
04/01/43
15,142
67,613 3.000
04/01/43
62,726
8,780 3.000
05/01/43
8,134
33,063 3.000
05/01/43
30,663
37,385 3.000
05/01/43
34,681
208,662 4.500
04/01/45
210,534
25,640 4.500
05/01/45
25,830
121,355 4.000
02/01/48
118,359
143,483 4.000
03/01/48
139,941
2,620 4.000
07/01/48
2,555
8,677 4.000
07/01/48
8,484
236,471 4.500
07/01/48
235,859
156,321 4.000
08/01/48
152,413
124,849 5.000
11/01/48
127,639
1,816,102 2.000
10/01/50
1,511,440
414,647 3.000
10/01/50
378,564
523,719 3.000
10/01/50
477,000
538,878 3.000
10/01/50
491,985
1,815,304 2.000
11/01/50
1,510,776
70,486 2.500
03/01/51
61,734
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA – (continued)
$ 88,117 2.500%
09/01/51
$ 77,120
348,401 2.500
10/01/51
305,391
159,435 2.500
11/01/51
139,539
204,932 2.500
11/01/51
179,569
1,330,144 6.000
11/01/52
1,378,515
834,727 5.500
04/01/53
848,973
1,760,740 6.500
09/01/53
1,829,371
8,000,000 2.500 TBA-30yr
(a)
6,901,728
2,000,000 3.000 TBA-30yr
(a)
1,794,526
2,000,000 3.500 TBA-30yr
(a)
1,862,536
1,000,000 4.000 TBA-30yr
(a)
960,352
1,000,000 5.500 TBA-30yr
(a)
1,011,780
3,000,000 6.000 TBA-30yr
(a)
3,065,742
FNMA , Series 2012-111, Class B
4,304 7.000
10/25/42
4,680
FNMA , Series 2012-153, Class B
11,687 7.000
07/25/42
12,841
GNMA
609 7.000
11/15/25
609
131 7.000
04/15/26
131
326 7.000
04/15/26
326
444 7.000
03/15/27
446
177 7.000
11/15/27
177
977 7.000
11/15/27
1,003
2,032 7.000
02/15/28
2,058
51 7.000
05/15/28
52
920 7.000
06/15/28
937
487 7.000
07/15/28
498
897 7.000
07/15/28
913
37,647 6.000
08/20/34
39,999
35,163 5.000
06/15/40
36,203
145,290 4.000
08/20/43
142,557
55,122 4.000
10/20/45
54,024
834,155 4.000
07/20/48
813,373
27,256 5.000
08/20/48
27,723
90,390 4.500
09/20/48
90,074
96,569 5.000
10/20/48
98,225
262,932 5.000
11/20/48
267,442
33,318 5.000
12/20/48
33,859
210,699 4.500
01/20/49
209,832
28,718 4.500
03/20/49
28,600
587,501 3.000
08/20/49
538,232
185,774 4.500
10/20/49
185,520
381,689 3.000
03/20/50
349,330
183,729 4.500
03/20/50
182,916
765,113 3.000
11/20/51
696,521
902,411 3.000
11/20/51
815,190
878,089 4.500
09/20/52
867,617
877,580 4.500
10/20/52
867,114
1,000,000 3.000 TBA-30yr
(a)
909,360
2,000,000 6.000 TBA-30yr
(a)
2,034,512
2,000,000 7.000 TBA-30yr
(a)
2,054,914
3,000,000 2.000 TBA-30yr
(a)
2,541,789
2,000,000 2.500 TBA-30yr
(a)
1,758,808
2,000,000 3.500 TBA-30yr
(a)
1,876,660
1,000,000 4.000 TBA-30yr
(a)
966,585
2,000,000 5.000 TBA-30yr
(a)
2,003,300
2,000,000 5.500 TBA-30yr
(a)
2,019,371

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
GNMA – (continued)
$ 1,000,000 6.500 % TBA-30yr
(a)
$ 1,023,032
3,000,000 5.000 TBA-30yr
(a)
3,002,460
GNMA , Series 2021-135, Class A
891,069 2.000
08/20/51
756,822
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $64,691,765)
64,031,619
a
Corporate Bonds – 25.0%
Aerospace/Defense – 1.1%
Boeing Co. (The)
50,000 3.450
11/01/28
(b)
46,985
25,000 5.150
05/01/30
(b)
25,056
100,000 6.528
05/01/34
(b)(c)
107,286
25,000 3.250
02/01/35
(b)
20,350
325,000 5.705
05/01/40
(b)
317,399
100,000 5.805
05/01/50
(b)
96,616
76,000 6.858
05/01/54
(b)(c)
83,354
Howmet Aerospace, Inc.
122,000 4.850
10/15/31
(b)
124,685
L3Harris Technologies, Inc.
50,000 5.600
07/31/53
(b)
52,700
Northrop Grumman Corp.
75,000 3.250
01/15/28
(b)
72,885
25,000 4.750
06/01/43
24,096
50,000 5.250
05/01/50
(b)
51,063
RTX Corp.
50,000 3.950
08/16/25
(b)
49,736
50,000 4.125
11/16/28
(b)
49,848
600,000 6.100
03/15/34
(b)
662,138
25,000 4.050
05/04/47
(b)
21,281
1,805,478
Agriculture – 0.3%
Archer-Daniels-Midland Co.
25,000 3.250
03/27/30
(b)
23,848
100,000 2.900
03/01/32
(b)
90,544
Bunge Ltd. Finance Corp.
139,000 4.200
09/17/29
(b)
138,602
139,000 4.650
09/17/34
(b)
138,702
391,696
Auto Manufacturers – 0.5%
Ford Motor Credit Co. LLC
215,000 5.850
05/17/27
(b)
218,945
General Motors Co.
25,000 4.000
04/01/25
24,865
General Motors Financial Co., Inc.
125,000 4.300
07/13/25
(b)
124,457
125,000 1.500
06/10/26
(b)
118,941
125,000 2.350
01/08/31
(b)
106,826
Hyundai Capital America
260,000 5.400
06/24/31
(b)(c)
269,554
863,588
Banks – 5.1%
Bank of America Corp.
( SOFR + 1.290% )
140,000 5.080
01/20/27
(b)(d)
141,173
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
( TSFR3M + 1.302% )
$ 85,000 3.419%
12/20/28
(b)(d)
$ 82,715
( SOFR + 1.630% )
370,000 5.202
04/25/29
(b)(d)
380,423
( SOFR + 2.150% )
175,000 2.592
04/29/31
(b)(d)
158,818
( SOFR + 1.220% )
110,000 2.299
07/21/32
(b)(d)
95,213
( SOFR + 1.830% )
390,000 4.571
04/27/33
(b)(d)
387,766
( US 5 Year CMT T-Note +
1.200% )
100,000 2.482
09/21/36
(b)(d)
84,398
Bank of America Corp. , GMTN
( TSFR3M + 1.632% )
25,000 3.593
07/21/28
(b)(d)
24,537
Bank of America Corp. , MTN
45,000 3.248
10/21/27
(b)
43,984
( TSFR3M + 1.837% )
75,000 3.824
01/20/28
(b)(d)
74,148
( SOFR + 1.050% )
400,000 2.551
02/04/28
(b)(d)
384,263
( SOFR + 2.040% )
305,000 4.948
07/22/28
(b)(d)
310,292
( TSFR3M + 1.572% )
50,000 4.271
07/23/29
(b)(d)
49,852
( SOFR + 1.530% )
50,000 1.898
07/23/31
(b)(d)
43,373
( SOFR + 1.330% )
75,000 2.972
02/04/33
(b)(d)
67,191
( SOFR + 2.160% )
73,000 5.015
07/22/33
(b)(d)
74,856
Bank of America Corp. , Series L
25,000 4.183
11/25/27
(b)
24,929
Bank of America Corp. , Series N
( SOFR + 1.220% )
50,000 2.651
03/11/32
(b)(d)
44,623
Bank of New York Mellon Corp. (The)
( SOFR + 1.755% )
20,000 4.596
07/26/30
(b)(d)
20,284
Citigroup, Inc.
220,000 3.400
05/01/26
217,225
150,000 4.450
09/29/27
150,122
( SOFR + 1.422% )
75,000 2.976
11/05/30
(b)(d)
69,715
( SOFR + 1.351% )
200,000 3.057
01/25/33
(b)(d)
178,601
( SOFR + 2.086% )
165,000 4.910
05/24/33
(b)(d)
166,164
Fifth Third Bancorp
30,000 2.375
01/28/25
(b)
29,753
Huntington Bancshares, Inc.
50,000 4.000
05/15/25
(b)
49,681
JPMorgan Chase & Co.
( SOFR + 1.160% )
125,000 2.301
10/15/25
(b)(d)
124,843
( TSFR3M + 1.507% )
100,000 3.960
01/29/27
(b)(d)
99,421
15,000 3.625
12/01/27
(b)
14,768

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
( TSFR3M + 1.599% )
$ 972,000 3.782%
02/01/28
(b)(d)
$ 961,364
( TSFR3M + 1.207% )
45,000 3.509
01/23/29
(b)(d)
43,937
( TSFR3M + 3.790% )
25,000 4.493
03/24/31
(b)(d)
25,140
( SOFR + 2.040% )
25,000 2.522
04/22/31
(b)(d)
22,717
( SOFR + 1.260% )
150,000 2.963
01/25/33
(b)(d)
134,879
( SOFR + 2.080% )
165,000 4.912
07/25/33
(b)(d)
168,555
( SOFR + 1.620% )
100,000 5.336
01/23/35
(b)(d)
104,557
M&T Bank Corp.
( SOFR + 2.800% )
265,000 7.413
10/30/29
(b)(d)
290,223
Morgan Stanley
25,000 3.625
01/20/27
24,762
20,000 3.950
04/23/27
19,794
( SOFR + 1.295% )
213,000 5.050
01/28/27
(b)(d)
215,036
( SOFR + 1.000% )
200,000 2.475
01/21/28
(b)(d)
192,017
( SOFR + 2.076% )
165,000 4.889
07/20/33
(b)(d)
167,085
( SOFR + 1.730% )
70,000 5.466
01/18/35
(b)(d)
73,189
( SOFR + 1.360% )
150,000 2.484
09/16/36
(b)(d)
125,540
Morgan Stanley , GMTN
( TSFR3M + 1.890% )
25,000 4.431
01/23/30
(b)(d)
25,057
( SOFR + 1.143% )
400,000 2.699
01/22/31
(b)(d)
366,468
Morgan Stanley , MTN
( SOFR + 1.590% )
305,000 5.164
04/20/29
(b)(d)
313,459
( SOFR + 3.120% )
50,000 3.622
04/01/31
(b)(d)
48,020
( SOFR + 1.034% )
75,000 1.794
02/13/32
(b)(d)
63,467
Truist Financial Corp. , MTN
( SOFR + 2.050% )
50,000 6.047
06/08/27
(b)(d)
51,313
US Bancorp
( SOFR + 2.020% )
145,000 5.775
06/12/29
(b)(d)
151,933
Wells Fargo & Co.
175,000 3.000
10/23/26
171,025
Wells Fargo & Co. , GMTN
50,000 4.300
07/22/27
50,084
Wells Fargo & Co. , MTN
( SOFR + 1.980% )
215,000 4.808
07/25/28
(b)(d)
217,481
( SOFR + 2.100% )
408,000 4.897
07/25/33
(b)(d)
412,731
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
( TSFR3M + 4.502% )
$ 25,000 5.013%
04/04/51
(b)(d)
$ 24,524
8,057,488
Beverages – 0.4%
Coca-Cola Consolidated, Inc.
98,000 5.450
06/01/34
(b)
103,280
Constellation Brands, Inc.
50,000 4.400
11/15/25
(b)
49,933
50,000 3.600
02/15/28
(b)
48,861
25,000 3.150
08/01/29
(b)
23,719
100,000 2.250
08/01/31
(b)
86,395
Keurig Dr Pepper, Inc.
225,000 4.597
05/25/28
(b)
227,825
25,000 3.800
05/01/50
(b)
20,223
58,000 4.500
04/15/52
(b)
52,496
612,732
Biotechnology – 0.5%
Amgen, Inc.
70,000 3.125
05/01/25
(b)
69,364
239,000 5.250
03/02/30
(b)
249,239
238,000 5.250
03/02/33
(b)
247,729
Royalty Pharma PLC
75,000 1.200
09/02/25
(b)
72,654
198,000 5.400
09/02/34
(b)
203,075
842,061
Building Materials – 0.4%
Carrier Global Corp.
150,000 2.493
02/15/27
(b)
144,929
75,000 2.722
02/15/30
(b)
69,277
212,000 5.900
03/15/34
(b)
231,312
Martin Marietta Materials, Inc.
175,000 3.200
07/15/51
(b)
125,771
Masco Corp.
50,000 1.500
02/15/28
(b)
45,536
616,825
Chemicals – 0.3%
DuPont de Nemours, Inc.
50,000 4.493
11/15/25
(b)
49,896
Ecolab, Inc.
4,000 2.750
08/18/55
(b)
2,660
Huntsman International LLC
25,000 4.500
05/01/29
(b)
24,559
International Flavors & Fragrances, Inc.
75,000 1.832
10/15/27
(b)(c)
69,445
150,000 2.300
11/01/30
(b)(c)
131,518
50,000 3.268
11/15/40
(b)(c)
38,319
Sherwin-Williams Co. (The)
25,000 3.450
06/01/27
(b)
24,592
50,000 2.950
08/15/29
(b)
47,025
388,014
Commercial Services – 0.4%
Global Payments, Inc.
50,000 2.650
02/15/25
(b)
49,510
PayPal Holdings, Inc.
150,000 1.650
06/01/25
(b)
147,120
75,000 2.650
10/01/26
(b)
73,078
25,000 2.850
10/01/29
(b)
23,513

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Commercial Services – (continued)
Quanta Services, Inc.
$ 182,000 5.250%
08/09/34
(b)
$ 185,978
S&P Global, Inc.
75,000 4.250
05/01/29
(b)
75,384
554,583
Computers – 0.2%
Dell International LLC / EMC Corp.
52,000 5.850
07/15/25
(b)
52,378
89,000 6.020
06/15/26
(b)
91,166
25,000 5.300
10/01/29
(b)
26,011
Hewlett Packard Enterprise Co.
45,000 4.900
10/15/25
(b)
45,035
151,000 5.000
10/15/34
(b)
149,522
364,112
Diversified Financial Services – 0.4%
Air Lease Corp.
75,000 3.375
07/01/25
(b)
74,145
Air Lease Corp. , GMTN
75,000 3.750
06/01/26
(b)
74,176
Air Lease Corp. , MTN
75,000 2.300
02/01/25
(b)
74,215
75,000 2.875
01/15/26
(b)
73,454
American Express Co.
25,000 3.625
12/05/24
(b)
24,927
Aviation Capital Group LLC
50,000 1.950
01/30/26
(b)(c)
48,165
Capital One Financial Corp.
45,000 3.300
10/30/24
(b)
45,000
Discover Financial Services
75,000 3.750
03/04/25
(b)
74,453
Intercontinental Exchange, Inc.
75,000 3.625
09/01/28
(b)
73,439
Mastercard, Inc.
25,000 3.300
03/26/27
(b)
24,648
Nuveen LLC
25,000 4.000
11/01/28
(b)(c)
24,839
611,461
Electric – 0.9%
American Electric Power Co., Inc.
50,000 2.300
03/01/30
(b)
44,899
Arizona Public Service Co.
45,000 2.950
09/15/27
(b)
43,379
Avangrid, Inc.
25,000 3.200
04/15/25
(b)
24,747
Berkshire Hathaway Energy Co.
25,000 3.250
04/15/28
(b)
24,331
50,000 3.700
07/15/30
(b)
48,900
Dominion Energy, Inc. , Series C
25,000 3.375
04/01/30
(b)
23,698
Entergy Corp.
45,000 2.950
09/01/26
(b)
43,935
Exelon Corp.
50,000 4.050
04/15/30
(b)
49,239
25,000 4.700
04/15/50
(b)
22,959
FirstEnergy Corp.
100,000 2.650
03/01/30
(b)
91,453
FirstEnergy Corp. , Series B
50,000 2.250
09/01/30
(b)
44,272
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Electric – (continued)
Florida Power & Light Co.
$ 68,000 4.125%
02/01/42
(b)
$ 61,408
MidAmerican Energy Co.
25,000 3.650
04/15/29
(b)
24,559
NextEra Energy Capital Holdings, Inc.
70,000 1.900
06/15/28
(b)
64,533
Ohio Power Co. , Series P
25,000 2.600
04/01/30
(b)
22,751
Pacific Gas and Electric Co.
25,000 2.100
08/01/27
(b)
23,440
50,000 2.500
02/01/31
(b)
43,823
25,000 3.300
08/01/40
(b)
19,439
25,000 3.500
08/01/50
(b)
18,104
PacifiCorp
215,000 5.800
01/15/55
(b)
225,672
Progress Energy, Inc.
95,000 7.000
10/30/31
108,187
Southern California Edison Co. , Series A
50,000 4.200
03/01/29
(b)
49,811
Southern Co. (The)
60,000 3.250
07/01/26
(b)
58,999
Virginia Electric and Power Co.
75,000 2.450
12/15/50
(b)
46,325
Xcel Energy, Inc.
250,000 3.350
12/01/26
(b)
244,987
1,473,850
Electronics – 0.1%
Allegion  U.S. Holding Co., Inc.
110,000 5.600
05/29/34
(b)
115,063
Entertainment – 0.2%
Warnermedia Holdings, Inc.
250,000 4.054
03/15/29
(b)
236,844
52,000 4.279
03/15/32
(b)
46,183
283,027
Environmental Control – 0.4%
Republic Services, Inc.
100,000 1.750
02/15/32
(b)
83,165
Veralto Corp.
345,000 5.450
09/18/33
(b)
361,517
Waste Management, Inc.
75,000 3.150
11/15/27
(b)
73,283
50,000 1.150
03/15/28
(b)
45,390
125,000 4.950
07/03/31
(b)
130,033
693,388
Food – 0.8%
Campbell Soup Co.
279,000 5.400
03/21/34
(b)
292,120
General Mills, Inc.
75,000 4.200
04/17/28
(b)
75,057
J M Smucker Co. (The)
179,000 5.900
11/15/28
(b)
190,544
315,000 6.200
11/15/33
(b)
348,537
Kraft Heinz Foods Co.
95,000 3.750
04/01/30
(b)
92,699
Kroger Co. (The)
216,000 5.000
09/15/34
(b)
217,891
Mars, Inc.
25,000 2.700
04/01/25
(b)(c)
24,752

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Food – (continued)
Mars, Inc. – (continued)
$ 25,000 3.200%
04/01/30
(b)(c)
$ 23,646
Sysco Corp.
25,000 6.600
04/01/50
(b)
29,312
1,294,558
Gas – 0.1%
East Ohio Gas Co. (The)
25,000 1.300
06/15/25
(b)(c)
24,349
25,000 2.000
06/15/30
(b)(c)
21,764
NiSource, Inc.
95,000 3.490
05/15/27
(b)
93,385
25,000 3.600
05/01/30
(b)
24,025
163,523
Hand/Machine Tools – 0.3%
Regal Rexnord Corp.
453,000 6.300
02/15/30
(b)
481,390
Stanley Black & Decker, Inc.
24,000 4.250
11/15/28
(b)
23,959
505,349
Healthcare-Products – 0.5%
DH Europe Finance II Sarl
25,000 2.600
11/15/29
(b)
23,284
GE Healthcare Technologies, Inc.
100,000 6.377
11/22/52
(b)
116,895
Solventum Corp.
290,000 5.400
03/01/29
(b)(c)
298,348
140,000 5.600
03/23/34
(b)(c)
145,018
STERIS Irish FinCo UnLtd Co.
75,000 2.700
03/15/31
(b)
66,802
Stryker Corp.
100,000 1.950
06/15/30
(b)
88,134
Thermo Fisher Scientific, Inc.
25,000 1.750
10/15/28
(b)
22,930
761,411
Healthcare-Services – 2.0%
Adventist Health System
30,000 2.952
03/01/29
(b)
27,849
95,000 5.757
12/01/34
(b)
98,909
Banner Health
120,000 2.338
01/01/30
(b)
109,473
Baylor Scott & White Holdings , Series 2021
40,000 1.777
11/15/30
(b)
34,813
Centene Corp.
205,000 4.250
12/15/27
(b)
201,447
110,000 2.625
08/01/31
(b)
94,344
Cigna Group (The)
34,000 2.400
03/15/30
(b)
30,775
250,000 2.375
03/15/31
(b)
220,304
85,000 5.125
05/15/31
(b)
88,298
125,000 4.800
08/15/38
(b)
121,644
75,000 4.900
12/15/48
(b)
70,613
CommonSpirit Health
225,000 6.461
11/01/52
(b)
261,462
HCA, Inc.
80,000 3.500
09/01/30
(b)
75,386
170,000 5.450
04/01/31
(b)
177,083
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Healthcare-Services – (continued)
Humana, Inc.
$ 55,000 5.950%
03/15/34
(b)
$ 58,838
18,000 5.500
03/15/53
(b)
17,757
Rush Obligated Group , Series 2020
60,000 3.922
11/15/29
(b)
59,067
Sutter Health , Series 20A
40,000 2.294
08/15/30
(b)
35,822
UnitedHealth Group, Inc.
275,000 5.300
02/15/30
(b)
290,028
525,000 5.350
02/15/33
(b)
557,240
195,000 5.150
07/15/34
(b)
203,457
100,000 5.875
02/15/53
(b)
110,637
168,000 5.050
04/15/53
(b)
166,765
3,112,011
Insurance – 0.2%
American International Group, Inc.
25,000 3.400
06/30/30
(b)
23,667
Arch Capital Group US, Inc.
36,000 5.144
11/01/43
35,169
Berkshire Hathaway Finance Corp.
75,000 1.850
03/12/30
(b)
67,155
Marsh & McLennan Cos., Inc.
50,000 4.375
03/15/29
(b)
50,544
Principal Financial Group, Inc.
50,000 3.100
11/15/26
(b)
48,890
75,000 2.125
06/15/30
(b)
66,246
Willis North America, Inc.
25,000 2.950
09/15/29
(b)
23,210
314,881
Internet – 0.6%
Amazon.com, Inc.
147,000 5.200
12/03/25
(b)
148,725
45,000 4.800
12/05/34
(b)
47,056
50,000 3.100
05/12/51
(b)
37,144
Expedia Group, Inc.
14,000 4.625
08/01/27
(b)
14,107
35,000 3.800
02/15/28
(b)
34,349
14,000 2.950
03/15/31
(b)
12,738
Meta Platforms, Inc.
250,000 3.500
08/15/27
(b)
247,943
Netflix, Inc.
210,000 5.875
11/15/28
223,738
90,000 4.875
06/15/30
(b)(c)
92,809
Uber Technologies, Inc.
134,000 4.800
09/15/34
(b)
133,847
992,456
Iron/Steel – 0.0%
Steel Dynamics, Inc.
20,000 2.400
06/15/25
(b)
19,662
50,000 1.650
10/15/27
(b)
46,288
65,950
Lodging – 0.5%
Choice Hotels International, Inc.
114,000 5.850
08/01/34
(b)
117,427
Hyatt Hotels Corp.
365,000 5.500
06/30/34
(b)
372,520

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Lodging – (continued)
Marriott International, Inc.
$ 125,000 5.000%
10/15/27
(b)
$ 127,569
91,000 4.875
05/15/29
(b)
92,733
Marriott International, Inc. , Series HH
125,000 2.850
04/15/31
(b)
112,465
822,714
Machinery-Diversified – 0.2%
AGCO Corp.
112,000 5.800
03/21/34
(b)
117,135
Ingersoll Rand, Inc.
90,000 5.700
08/14/33
(b)
96,422
Otis Worldwide Corp.
25,000 2.293
04/05/27
(b)
23,894
150,000 2.565
02/15/30
(b)
137,319
374,770
Media – 0.6%
Charter Communications Operating LLC / Charter
Communications Operating Capital
74,000 4.908
07/23/25
(b)
73,893
Comcast Corp.
50,000 3.950
10/15/25
(b)
49,858
25,000 3.300
02/01/27
(b)
24,606
75,000 3.300
04/01/27
(b)
73,775
225,000 3.150
02/15/28
(b)
218,393
125,000 4.150
10/15/28
(b)
125,178
243,000 5.300
06/01/34
(b)
255,690
25,000 3.750
04/01/40
(b)
21,627
25,000 4.700
10/15/48
(b)
23,657
Fox Corp.
25,000 4.709
01/25/29
(b)
25,316
891,993
Mining – 0.0%
Newmont Corp.
75,000 2.250
10/01/30
(b)
67,184
Oil & Gas – 0.1%
Occidental Petroleum Corp.
69,000 7.875
09/15/31
80,047
Phillips 66
25,000 1.300
02/15/26
(b)
24,025
104,072
Packaging & Containers – 0.0%
Berry Global, Inc.
50,000 1.570
01/15/26
(b)
48,125
Pharmaceuticals – 1.0%
AbbVie, Inc.
220,000 4.950
03/15/31
(b)
228,629
49,000 4.300
05/14/36
(b)
47,670
107,000 4.050
11/21/39
(b)
98,834
91,000 4.250
11/21/49
(b)
81,434
Becton Dickinson and Co.
100,000 2.823
05/20/30
(b)
92,210
Bristol-Myers Squibb Co.
75,000 2.950
03/15/32
(b)
68,356
110,000 5.200
02/22/34
(b)
115,920
25,000 4.250
10/26/49
(b)
21,955
105,000 6.250
11/15/53
(b)
121,589
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Pharmaceuticals – (continued)
Cencora, Inc.
$ 75,000 3.450%
12/15/27
(b)
$ 73,354
CVS Health Corp.
350,000 2.125
09/15/31
(b)
295,659
162,000 4.780
03/25/38
(b)
152,965
Pfizer, Inc.
75,000 3.450
03/15/29
(b)
73,461
Zoetis, Inc.
45,000 3.000
09/12/27
(b)
43,635
150,000 2.000
05/15/30
(b)
132,567
1,648,238
Pipelines – 1.0%
Cheniere Energy Partners LP
75,000 5.950
06/30/33
(b)
79,370
Columbia Pipelines Operating Co. LLC
240,000 6.036
11/15/33
(b)(c)
256,594
Energy Transfer LP
50,000 2.900
05/15/25
(b)
49,381
25,000 5.250
04/15/29
(b)
25,712
275,000 5.750
02/15/33
(b)
288,254
5,000 6.000
06/15/48
(b)
5,115
Kinder Morgan, Inc.
275,000 4.300
03/01/28
(b)
275,561
MPLX LP
75,000 2.650
08/15/30
(b)
67,499
35,000 4.500
04/15/38
(b)
32,338
25,000 5.500
02/15/49
(b)
24,317
Plains All American Pipeline LP / PAA Finance Corp.
25,000 3.800
09/15/30
(b)
23,833
Sabine Pass Liquefaction LLC
25,000 5.625
03/01/25
(b)
25,029
75,000 5.000
03/15/27
(b)
75,988
Targa Resources Corp.
55,000 4.200
02/01/33
(b)
52,063
Western Midstream Operating LP
75,000 3.100
02/01/25
(b)
74,422
25,000 5.450
04/01/44
(b)
23,628
20,000 5.300
03/01/48
(b)
18,163
Williams Cos., Inc. (The)
25,000 3.900
01/15/25
(b)
24,903
35,000 4.000
09/15/25
(b)
34,787
125,000 5.650
03/15/33
(b)
130,957
1,587,914
Real Estate – 0.1%
CoStar Group, Inc.
100,000 2.800
07/15/30
(b)(c)
90,015
REITS – 1.3%
Agree LP
170,000 4.800
10/01/32
(b)
168,577
Alexandria Real Estate Equities, Inc.
25,000 3.375
08/15/31
(b)
23,267
American Homes 4 Rent LP
50,000 4.900
02/15/29
(b)
50,508
30,000 2.375
07/15/31
(b)
25,810
355,000 5.500
07/15/34
(b)
366,982
American Tower Corp.
100,000 2.400
03/15/25
(b)
98,788
75,000 2.100
06/15/30
(b)
66,066

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
REITS – (continued)
Crown Castle, Inc.
$ 60,000 3.650%
09/01/27
(b)
$ 58,831
CubeSmart LP
45,000 4.000
11/15/25
(b)
44,676
20,000 2.500
02/15/32
(b)
17,316
Essex Portfolio LP
50,000 3.000
01/15/30
(b)
46,491
Healthcare Realty Holdings LP
25,000 2.050
03/15/31
(b)
20,565
Host Hotels & Resorts LP , Series J
42,000 2.900
12/15/31
(b)
36,908
Invitation Homes Operating Partnership LP
75,000 2.300
11/15/28
(b)
68,705
195,000 2.000
08/15/31
(b)
163,574
Kilroy Realty LP
20,000 4.750
12/15/28
(b)
19,855
Mid-America Apartments L.P.
50,000 1.700
02/15/31
(b)
42,345
National Retail Properties, Inc.
45,000 4.000
11/15/25
(b)
44,706
Prologis L.P.
25,000 1.750
07/01/30
(b)
21,810
125,000 4.625
01/15/33
(b)
125,622
Realty Income Corp.
25,000 3.950
08/15/27
(b)
24,856
75,000 3.400
01/15/30
(b)
71,353
Regency Centers LP
100,000 2.950
09/15/29
(b)
93,577
Retail Opportunity Investments Partnership LP
157,000 6.750
10/15/28
(b)
168,587
UDR, Inc. , MTN
25,000 2.100
08/01/32
(b)
20,609
100,000 1.900
03/15/33
(b)
79,187
Ventas Realty LP
45,000 3.500
02/01/25
(b)
44,704
WP Carey, Inc.
30,000 4.000
02/01/25
(b)
29,820
25,000 3.850
07/15/29
(b)
24,298
25,000 2.400
02/01/31
(b)
21,790
2,090,183
Retail – 0.5%
7-Eleven, Inc.
100,000 1.300
02/10/28
(b)(c)
90,238
AutoNation, Inc.
83,000 4.500
10/01/25
(b)
82,633
25,000 1.950
08/01/28
(b)
22,567
Dollar Tree, Inc.
50,000 4.000
05/15/25
(b)
49,686
50,000 4.200
05/15/28
(b)
49,352
Home Depot, Inc. (The)
25,000 3.900
12/06/28
(b)
24,930
150,000 3.250
04/15/32
(b)
140,336
Lowe's Cos., Inc.
25,000 3.100
05/03/27
(b)
24,378
75,000 1.700
09/15/28
(b)
68,346
25,000 3.000
10/15/50
(b)
16,996
50,000 4.250
04/01/52
(b)
42,291
McDonald's Corp. , MTN
25,000 4.200
04/01/50
(b)
21,610
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Retail – (continued)
Starbucks Corp.
$ 100,000 4.000%
11/15/28
(b)
$ 99,618
Tractor Supply Co.
50,000 1.750
11/01/30
(b)
43,082
776,063
Semiconductors – 0.5%
Applied Materials, Inc.
25,000 1.750
06/01/30
(b)
21,956
Broadcom, Inc.
74,000 4.150
04/15/32
(b)(c)
71,754
100,000 3.419
04/15/33
(b)(c)
90,845
50,000 3.469
04/15/34
(b)(c)
45,058
162,000 3.137
11/15/35
(b)(c)
138,503
100,000 3.500
02/15/41
(b)(c)
82,254
Intel Corp.
175,000 5.200
02/10/33
(b)
177,217
65,000 5.150
02/21/34
(b)
65,684
75,000 3.050
08/12/51
(b)
48,039
741,310
Software – 1.4%
Adobe, Inc.
50,000 2.150
02/01/27
(b)
48,088
Cadence Design Systems, Inc.
147,000 4.700
09/10/34
(b)
147,806
Fiserv, Inc.
25,000 4.200
10/01/28
(b)
24,903
Intuit, Inc.
25,000 1.350
07/15/27
(b)
23,312
MSCI, Inc.
180,000 4.000
11/15/29
(b)(c)
174,262
Oracle Corp.
150,000 4.500
05/06/28
(b)
151,824
34,000 2.950
04/01/30
(b)
31,631
175,000 4.650
05/06/30
(b)
178,275
275,000 2.875
03/25/31
(b)
250,142
250,000 6.250
11/09/32
(b)
276,555
157,000 4.900
02/06/33
(b)
159,745
225,000 6.900
11/09/52
(b)
270,841
50,000 3.850
04/01/60
(b)
37,648
Roper Technologies, Inc.
50,000 4.200
09/15/28
(b)
49,984
ServiceNow, Inc.
125,000 1.400
09/01/30
(b)
107,250
Take-Two Interactive Software, Inc.
85,000 3.700
04/14/27
(b)
83,887
VMware, Inc.
25,000 1.800
08/15/28
(b)
22,738
100,000 2.200
08/15/31
(b)
85,908
Workday, Inc.
75,000 3.500
04/01/27
(b)
73,823
25,000 3.800
04/01/32
(b)
23,696
2,222,318
Telecommunications – 1.7%
AT&T, Inc.
288,000 2.300
06/01/27
(b)
275,060
150,000 4.350
03/01/29
(b)
150,859
50,000 2.750
06/01/31
(b)
45,197
335,000 2.550
12/01/33
(b)
282,405

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Telecommunications – (continued)
AT&T, Inc. – (continued)
$ 25,000 4.900%
08/15/37
(b)
$ 24,817
60,000 4.850
03/01/39
(b)
58,786
75,000 3.500
06/01/41
(b)
61,441
25,000 4.350
06/15/45
(b)
22,086
25,000 5.150
11/15/46
(b)
24,595
25,000 4.500
03/09/48
(b)
22,166
25,000 3.650
06/01/51
(b)
19,176
T-Mobile USA, Inc.
49,000 3.500
04/15/25
(b)
48,625
75,000 1.500
02/15/26
(b)
72,137
391,000 3.750
04/15/27
(b)
386,254
25,000 4.750
02/01/28
(b)
25,042
175,000 2.050
02/15/28
(b)
162,941
83,000 3.875
04/15/30
(b)
80,716
75,000 2.875
02/15/31
(b)
68,172
75,000 3.500
04/15/31
(b)
70,652
500,000 5.200
01/15/33
(b)
517,718
25,000 3.000
02/15/41
(b)
19,192
Verizon Communications, Inc.
108,000 4.329
09/21/28
108,490
200,000 2.550
03/21/31
(b)
178,653
2,725,180
Transportation – 0.3%
Burlington Northern Santa Fe LLC
25,000 4.050
06/15/48
(b)
21,750
CSX Corp.
175,000 3.800
03/01/28
(b)
173,724
FedEx Corp.
45,000 3.400
02/15/28
(b)
43,922
75,000 5.250
05/15/50
(b)
74,008
Union Pacific Corp.
125,000 2.800
02/14/32
(b)
113,711
427,115
Trucking & Leasing – 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp.
120,000 5.250
07/01/29
(b)(c)
123,513
TOTAL CORPORATE BONDS
(Cost $40,123,658)
39,624,212
a
Asset- Backed Securities – 9.5%
Collateralized Debt Obligations – 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. , Series 2022-
FL1, Class A ( SOFR + 1.450% )
228,662 6.792
01/15/37
(c)(d)
228,091
Collateralized Loan Obligations – 4.0%
AMMC CLO XI Ltd. , Series 2012-11A, Class A1R2 ( TSFR3M +
1.272% )
179,242 6.527
04/30/31
(c)(d)
179,296
Apidos CLO XV , Series 2013-15A, Class A1RR ( TSFR3M +
1.272% )
253,241 6.554
04/20/31
(c)(d)
253,537
Carlyle US CLO Ltd. , Series 2024-2A, Class B ( TSFR3M +
2.050% )
400,000 7.375
04/25/37
(c)(d)
403,739
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Cathedral Lake VIII Ltd. , Series 2021-8A, Class C ( TSFR3M +
2.882% )
$ 200,000 8.165%
01/20/35
(c)(d)
$ 200,231
CBAM Ltd. , Series 2018-5A, Class A ( TSFR3M + 1.282% )
344,366 6.567
04/17/31
(c)(d)
344,518
Cedar Funding IX CLO Ltd. , Series 2018-9A, Class AR ( TSFR3M
+ 1.420% )
270,000 6.702
07/20/37
(c)(d)
270,039
CFIP CLO Ltd. , Series 2021-1A, Class A ( TSFR3M + 1.482% )
700,000 6.764
01/20/35
(c)(d)
699,653
CFIP CLO Ltd. , Series 2021-1A, Class C1 ( TSFR3M + 2.662% )
300,000 7.944
01/20/35
(c)(d)
300,228
Crown City CLO I , Series 2020-1A, Class A1AR ( TSFR3M +
1.452% )
250,000 6.734
07/20/34
(c)(d)
250,150
Diameter Capital CLO 1 Ltd. , Series 2021-1A, Class A1A
( TSFR3M + 1.502% )
425,000 6.803
07/15/36
(c)(d)
425,308
Elmwood CLO IV Ltd. , Series 2020-1A, Class AR ( TSFR3M +
1.460% )
425,000 6.783
04/18/37
(c)(d)
427,546
GoldenTree Loan Management US CLO 19 Ltd. , Series 2019-6A,
Class AR ( TSFR3M + 1.320% )
300,000 6.602
04/20/35
(c)(d)
300,004
Jamestown CLO XV Ltd. , Series 2020-15A, Class A1R ( TSFR3M
+ 1.370% )
300,000 6.698
07/15/35
(c)(d)
300,315
JP Morgan Mortgage Trust , Series 2023-HE3, Class A1 ( SOFR +
1.600% )
104,592 6.946
05/25/54
(c)(d)
105,252
Mountain View CLO XV Ltd. , Series 2019-2A, Class A1R
( TSFR3M + 1.670% )
275,000 6.971
07/15/37
(c)(d)
277,007
OCP CLO Ltd. , Series 2019-16A, Class AR ( TSFR3M + 1.262% )
244,258 6.566
04/10/33
(c)(d)
244,013
Palmer Square Loan Funding Ltd. , Series 2022-3A, Class A1BR
( TSFR3M + 1.400% )
325,000 6.701
04/15/31
(c)(d)
325,178
Pikes Peak CLO 12 Ltd. , Series 2023-12A, Class A ( TSFR3M +
2.100% )
350,000 7.382
04/20/36
(c)(d)
351,891
Pikes Peak CLO 5 , Series 2020-5A, Class A1R ( TSFR3M +
1.400% )
450,000 0.010
10/20/37
(c)(d)(e)
450,080
Southwick Park CLO LLC , Series 2019-4A, Class A1R ( TSFR3M
+ 1.322% )
250,000 6.604
07/20/32
(c)(d)
250,278
6,358,263
Diversified Financial Services – 5.4%
American Express Credit Account Master Trust , Series 2022-2,
Class A
425,000 3.390
05/15/27
421,878
Bank of America Auto Trust , Series 2023-2A, Class A2
155,502 5.850
08/17/26
(c)
156,041
Barclays Dryrock Issuance Trust , Series 2023-1, Class A
600,000 4.720
02/15/29
604,422
Barclays Dryrock Issuance Trust , Series 2023-2, Class A ( SOFR
+ 0.900% )
300,000 6.242
08/15/28
(d)
301,467

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Diversified Financial Services – (continued)
Benefit Street Partners CLO Xxx Ltd. , Series 2023-30A, Class A
( TSFR3M + 2.100% )
$ 350,000 7.385%
04/25/36
(c)(d)
$ 351,777
Capital One Multi-Asset Execution Trust , Series 2022-A2, Class A
200,000 3.490
05/15/27
198,576
Capital One Multi-Asset Execution Trust , Series 2022-A3, Class A
300,000 4.950
10/15/27
301,842
Citibank Credit Card Issuance Trust , Series 2023-A1, Class A1
275,000 5.230
12/08/27
278,139
Citizens Auto Receivables Trust , Series 2024-1, Class A2A
379,533 5.430
10/15/26
(c)
380,796
Discover Card Execution Note Trust , Series 2023-A1, Class A
300,000 4.310
03/15/28
300,469
Ford Credit Auto Lease Trust , Series 2024-A, Class A2A
635,408 5.240
07/15/26
636,290
Ford Credit Auto Owner Trust , Series 2023-C, Class A2A
314,902 5.680
09/15/26
315,747
Ford Credit Auto Owner Trust , Series 2024-1, Class A
350,000 4.870
08/15/36
(c)(f)
357,038
GM Financial Consumer Automobile Receivables Trust , Series
2023-4, Class A2A
201,269 5.890
11/16/26
202,064
GM Financial Consumer Automobile Receivables Trust , Series
2024-1, Class A2A
359,610 5.120
02/16/27
360,404
HalseyPoint CLO Ltd. , Series 2023-7A, Class A ( TSFR3M +
2.250% )
600,000 7.532
07/20/36
(c)(d)
605,100
Honda Auto Receivables Owner Trust , Series 2023-4, Class A3
525,000 5.670
06/21/28
536,569
Hyundai Auto Lease Securitization Trust , Series 2024-A, Class
A2A
471,298 5.150
06/15/26
(c)
472,257
Hyundai Auto Receivables Trust , Series 2023-A, Class A2A
43,068 5.190
12/15/25
43,089
Nissan Auto Lease Trust , Series 2024-A, Class A2A
686,504 5.110
10/15/26
688,616
Nissan Auto Receivables Owner Trust , Series 2023-A, Class A2A
89,429 5.340
02/17/26
89,468
Santander Drive Auto Receivables Trust , Series 2023-6, Class A2
164,285 6.080
05/17/27
164,892
Santander Drive Auto Receivables Trust , Series 2024-1, Class A2
149,705 5.710
02/16/27
149,888
Toyota Auto Receivables Owner Trust , Series 2023-B, Class A3
550,000 4.710
02/15/28
552,810
World Omni Auto Receivables Trust , Series 2023-B, Class A2A
80,390 5.250
11/16/26
80,418
8,550,057
TOTAL ASSET- BACKED SECURITIES
(Cost $15,063,955)
15,136,411
a
Commercial Mortgage-Backed Securities – 6.3%
a
3650R Commercial Mortgage Trust , Series 2021-PF1, Class AS
150,000 2.778
11/15/54
(d)
129,156
ARZ Trust , Series 2024-BILT, Class A
425,000 5.772
06/11/29
(c)
440,768
Principal
Amount Interest Rate Maturity Date Value
a
Commercial Mortgage-Backed Securities – (continued)
a
BANK , Series 2019-BN21, Class A5
$ 150,000 2.851%
10/17/52
$ 138,429
BANK , Series 2021-BN32, Class A5
150,000 2.643
04/15/54
134,224
BANK , Series 2022-BNK43, Class A5
200,000 4.399
08/15/55
196,784
BANK , Series 2023-BNK46, Class A4
200,000 5.745
08/15/56
215,864
BANK , Series 2024-BNK47, Class A5
300,000 5.716
06/15/57
323,499
BANK5 , Series 2024-5YR7, Class A3
475,000 5.769
06/15/57
496,966
BANK5 , Series 2024-5YR8, Class A3
150,000 5.884
08/15/57
158,242
BANK5 , Series 2024-5YR9, Class A3
400,000 5.614
08/15/57
416,478
BANK5 , Series 2024-5YR9, Class AS
200,000 6.182
08/15/57
(d)
209,047
BBCMS Mortgage Trust , Series 2024-5C25, Class AS
210,000 6.358
03/15/57
(d)
219,878
BBCMS Mortgage Trust , Series 2024-5C25, Class B
250,000 6.151
03/15/57
(d)
256,658
BBCMS Mortgage Trust , Series 2024-5C29, Class AS
200,000 5.627
09/15/57
(d)
205,146
Benchmark Mortgage Trust , Series 2024-V8, Class A3
200,000 6.189
07/15/57
(d)
212,742
BLP Commercial Mortgage Trust , Series 2024-IND2, Class A
250,000 6.439
03/15/41
(c)(d)
249,302
BMO Mortgage Trust , Series 2023-C7, Class A5
200,000 6.160
12/15/56
221,865
BMO Mortgage Trust , Series 2024-5C6, Class A3
150,000 5.316
09/15/57
153,933
BMO Mortgage Trust , Series 2024-5C6, Class AS
250,000 5.755
09/15/57
(d)
256,706
BMO Mortgage Trust , Series 2024-C9, Class A5
250,000 5.759
07/15/57
269,053
BX Commercial Mortgage Trust , Series 2024-AIRC, Class A
200,000 6.788
08/15/39
(c)(d)
200,250
BX Commercial Mortgage Trust , Series 2024-XL4, Class A
437,404 6.539
02/15/39
(c)(d)
437,821
BX Commercial Mortgage Trust , Series 2024-XL5, Class A
231,142 6.488
03/15/41
(c)(d)
230,998
BX Trust , Series 2021-ARIA, Class C
50,000 6.857
10/15/36
(c)(d)
49,575
BX Trust , Series 2022-PSB, Class A
79,799 7.548
08/15/39
(c)(d)
80,054
BX Trust , Series 2024-BIO, Class A
450,000 6.739
02/15/41
(c)(d)
447,751
BX Trust , Series 2024-PAT, Class A
150,000 7.187
03/15/41
(c)(d)
150,561
Cantor Commercial Real Estate Lending , Series 2019-CF3, Class
A4
100,000 3.006
01/15/53
92,460
EQUS Mortgage Trust , Series 2021-EQAZ, Class A
199,996 5.966
10/15/38
(c)(d)
198,082
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K-152, Class A2
200,000 3.780
11/25/32
(d)
194,317

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Commercial Mortgage-Backed Securities – (continued)
a
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K-161, Class A2
$ 300,000 4.900%
10/25/33
$ 314,833
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K510, Class A2
100,000 5.069
10/25/28
(d)
103,595
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series KF153, Class AS
184,084 6.027
02/25/33
(d)
184,198
GS Mortgage Securities Trust , Series 2017-GS7, Class A4
200,000 3.430
08/10/50
191,879
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series
2022-OPO, Class A
250,000 3.024
01/05/39
(c)
229,290
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series
2024-OMNI, Class A
300,000 5.797
10/05/39
(c)(d)
306,967
KIND Commercial Mortgage Trust , Series 2024-1, Class A
350,000 6.987
08/15/41
(c)(d)
350,545
LEX Mortgage Trust , Series 2024-BBG, Class A
300,000 4.874
10/13/33
(c)(d)
299,528
MSWF Commercial Mortgage Trust , Series 2023-2, Class A2
325,000 6.890
12/15/56
346,545
TYSN Mortgage Trust , Series 2023-CRNR, Class A
300,000 6.799
12/10/33
(c)(d)
317,113
Wells Fargo Commercial Mortgage Trust , Series 2024-MGP, Class
A12
300,000 6.788
08/15/41
(c)(d)
299,227
Wells Fargo Commercial Mortgage Trust , Series 2024-MGP, Class
B12
100,000 7.387
08/15/41
(c)(d)
99,937
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $9,972,054)
10,030,266
a
Foreign Bonds – 4.8%
Agriculture – 0.3%
BAT Capital Corp. ( United Kingdom )
100,000 2.259
03/25/28
(b)
92,993
400,000 6.000
02/20/34
(b)
427,374
17,000 4.540
08/15/47
(b)
14,362
534,729
Banks – 1.9%
Banco Santander SA ( Spain )
200,000 2.746
05/28/25
197,274
400,000 6.921
08/08/33
442,123
Barclays PLC ( United Kingdom )
( SOFR + 2.714% )
200,000 2.852
05/07/26
(b)(d)
197,393
BNP Paribas SA ( France )
200,000 3.375
01/09/25
(c)
198,902
( SOFR + 1.004% )
200,000 1.323
01/13/27
(b)(c)(d)
191,645
BPCE SA ( France )
( SOFR + 1.730% )
250,000 3.116
10/19/32
(b)(c)(d)
215,556
Credit Suisse AG ( Switzerland )
250,000 1.250
08/07/26
237,318
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Banks – (continued)
HSBC Holdings PLC ( United Kingdom )
( SOFR + 1.538% )
$ 200,000 1.645%
04/18/26
(b)(d)
$ 196,306
ING Groep NV ( Netherlands )
( US 1 Year CMT T-Note +
1.100% )
200,000 1.400
07/01/26
(b)(c)(d)
194,971
Macquarie Group Ltd. ( Australia )
( SOFR + 1.069% )
50,000 1.340
01/12/27
(b)(c)(d)
47,955
Toronto-Dominion Bank (The) ( Canada )
175,000 4.456
06/08/32
173,846
UBS Group AG ( Switzerland )
250,000 4.550
04/17/26
250,624
( US 1 Year CMT T-Note +
1.100% )
200,000 2.746
02/11/33
(b)(c)(d)
173,167
( SOFR + 5.020% )
250,000 9.016
11/15/33
(b)(c)(d)
316,063
Westpac Banking Corp. ( Australia )
( US 5 Year CMT T-Note +
2.000% )
25,000 4.110
07/24/34
(b)(d)
24,164
Westpac Banking Corp. , GMTN ( Australia )
( USISOA05 + 2.236% )
25,000 4.322
11/23/31
(b)(d)
24,820
3,082,127
Beverages – 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
232,000 4.700
02/01/36
(b)
232,839
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
25,000 8.200
01/15/39
33,623
40,000 5.450
01/23/39
(b)
42,778
JDE Peet's NV ( Netherlands )
150,000 1.375
01/15/27
(b)(c)
140,051
449,291
Biotechnology – 0.0%
CSL Finance PLC ( Australia )
25,000 3.850
04/27/27
(b)(c)
24,711
Commercial Services – 0.3%
Ashtead Capital, Inc. ( United Kingdom )
209,000 5.800
04/15/34
(b)(c)
218,484
DP World Crescent Ltd. , EMTN ( United Arab Emirates )
200,000 3.875
07/18/29
193,875
412,359
Diversified Financial Services – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
250,000 2.450
10/29/26
(b)
240,162
225,000 3.000
10/29/28
(b)
212,540
Avolon Holdings Funding Ltd. ( Ireland )
100,000 2.875
02/15/25
(b)(c)
99,014
25,000 4.250
04/15/26
(b)(c)
24,745
90,000 6.375
05/04/28
(b)(c)
94,004

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Diversified Financial Services – (continued)
Macquarie Airfinance Holdings Ltd. ( United Kingdom )
$ 30,000 6.400%
03/26/29
(b)(c)
$ 31,238
701,703
Machinery-Construction & Mining – 0.1%
Weir Group PLC (The) ( United Kingdom )
200,000 2.200
05/13/26
(b)(c)
192,367
Mining – 0.1%
Glencore Funding LLC ( Australia )
75,000 1.625
04/27/26
(b)(c)
71,958
150,000 2.625
09/23/31
(b)(c)
131,412
203,370
Oil & Gas – 0.3%
Saudi Arabian Oil Co. ( Saudi Arabia )
220,000 3.500
04/16/29
211,633
200,000 5.750
07/17/54
(b)(c)
202,013
413,646
Pipelines – 0.2%
Enbridge, Inc. ( Canada )
111,000 5.700
03/08/33
(b)
116,988
125,000 2.500
08/01/33
(b)
104,881
Galaxy Pipeline Assets Bidco Ltd. ( United Arab Emirates )
183,156 2.940
09/30/40
154,080
375,949
Semiconductors – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
25,000 3.400
05/01/30
(b)
23,618
125,000 2.500
05/11/31
(b)
109,505
125,000 2.650
02/15/32
(b)
108,545
241,668
Software – 0.1%
Constellation Software, Inc. ( Canada )
97,000 5.461
02/16/34
(b)(c)
101,525
Telecommunications – 0.5%
British Telecommunications PLC ( United Kingdom )
230,000 9.625
12/15/30
290,385
Rogers Communications, Inc. ( Canada )
505,000 3.200
03/15/27
(b)
491,761
782,146
Transportation – 0.0%
Canadian Pacific Railway Co. ( Canada )
25,000 2.050
03/05/30
(b)
22,352
TOTAL FOREIGN BONDS
(Cost $7,607,876)
7,537,943
a
Collateralized Mortgage Obligations – 3.2%
a
Alternative Loan Trust , Series 2005-38, Class A1 ( Federal Reserve
US 12 mo. Cumulative Avg 1 yr. CMT + 1.500% )
34,620 6.623
09/25/35
(d)
31,664
Angel Oak Mortgage Trust , Series 2021-6, Class A1
283,102 1.458
09/25/66
(c)(d)
238,823
COLT Mortgage Loan Trust , Series 2021-2, Class A1
186,441 0.924
08/25/66
(c)(d)
157,795
Connecticut Avenue Securities Trust , Series 2021-R01, Class 1M2
( SOFR + 1.550% )
37,988 6.830
10/25/41
(c)(d)
38,109
Principal
Amount Interest Rate Maturity Date Value
a
Collateralized Mortgage Obligations – (continued)
a
Connecticut Avenue Securities Trust , Series 2021-R03, Class 1M2
( SOFR + 1.650% )
$ 42,000 6.930%
12/25/41
(c)(d)
$ 42,313
Connecticut Avenue Securities Trust , Series 2022-R05, Class 2M1
( SOFR + 1.900% )
21,478 7.180
04/25/42
(c)(d)
21,636
Connecticut Avenue Securities Trust , Series 2022-R05, Class 2M2
( SOFR + 3.000% )
36,000 8.280
04/25/42
(c)(d)
37,226
Connecticut Avenue Securities Trust , Series 2023-R03, Class 2M2
( SOFR + 3.900% )
30,000 9.180
04/25/43
(c)(d)
32,174
Connecticut Avenue Securities Trust , Series 2024-R01, Class 1M2
( SOFR + 1.800% )
100,000 7.080
01/25/44
(c)(d)
100,839
Connecticut Avenue Securities Trust , Series 2024-R02, Class 1M2
( SOFR + 1.800% )
225,000 7.080
02/25/44
(c)(d)
226,043
Connecticut Avenue Securities Trust , Series 2024-R03, Class 2M2
( SOFR + 1.950% )
100,000 7.213
03/25/44
(c)(d)
100,609
FHLMC , Series 2021-DNA5, Class M2 ( SOFR + 1.650% )
14,373 6.930
01/25/34
(c)(d)
14,456
Freddie Mac STACR REMIC Trust , Series 2024-DNA2, Class M1
( SOFR + 1.200% )
430,215 6.480
05/25/44
(c)(d)
430,490
Freddie Mac STACR REMIC Trust , Series 2024-HQA1, Class A1
( SOFR + 1.250% )
145,193 6.530
03/25/44
(c)(d)
145,102
Freddie Mac STACR REMIC Trust , Series 2024-HQA1, Class M1
( SOFR + 1.250% )
261,547 6.530
03/25/44
(c)(d)
262,079
Freddie Mac STACR REMIC Trust , Series 2024-HQA1, Class M2
( SOFR + 2.000% )
125,000 7.280
03/25/44
(c)(d)
125,593
Freddie Mac STACR REMIC Trust , Series 2024-HQA2, Class A1
( SOFR + 1.250% )
850,000 6.530
08/25/44
(c)(d)
848,937
GCAT Trust , Series 2021-NQM5, Class A2
253,563 1.417
07/25/66
(c)(d)
213,895
J.P. Morgan Mortgage Trust , Series 2024-1, Class A2
344,442 6.000
06/25/54
(c)(d)
347,550
JP Morgan Mortgage Trust , Series 2021-6, Class A3
85,090 2.500
10/25/51
(c)(d)
71,565
JP Morgan Mortgage Trust , Series 2023-10, Class A6
39,056 6.000
05/25/54
(c)(d)
39,139
JP Morgan Mortgage Trust Series , Series 2024-4, Class A5A
150,000 6.000
10/25/54
(c)(d)
152,801
JP Morgan Mortgage Trust Series , Series 2024-VIS2, Class A1
742,516 5.853
11/25/64
(c)(f)
753,930
OBX Trust , Series 2024-NQM4, Class A1
274,954 6.067
01/25/64
(c)(f)
278,235
Residential Mortgage Loan Trust , Series 2019-2, Class B1
100,000 4.713
05/25/59
(c)(d)
99,434
Verus Securitization Trust , Series 2021-7, Class A1
345,108 1.829
10/25/66
(c)(f)
312,966

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Collateralized Mortgage Obligations – (continued)
a
Wells Fargo Mortgage Backed Securities Trust , Series 2019-3,
Class A1
$ 5,349 3.500%
07/25/49
(c)(d)
$ 4,935
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,085,100)
5,128,338
a
U.S. Government Agency Securities – 1.5%
a
Federal Farm Credit Banks Funding Corp.
460,000 2.900
04/12/32
430,350
230,000 3.300
05/19/32
220,329
130,000 3.500
09/01/32
125,400
600,000 2.850
03/28/34
539,176
340,000 3.080
03/30/37
300,338
Federal Home Loan Banks
250,000 3.375
09/10/32
238,468
430,000 4.750
12/10/32
455,048
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $2,452,249)
2,309,109
a
Foreign Government Securities – 0.8%
Sovereign – 0.8%
Indonesia Government International Bond
200,000 4.850
01/11/33
(b)
204,036
Mexico Government International Bond
400,000 3.250
04/16/30
(b)
366,600
110,000 1.450
10/25/33
(b)
95,738
200,000 4.280
08/14/41
(b)
163,892
Panama Government International Bond
200,000 6.875
01/31/36
(b)
209,483
Peruvian Government International Bond
50,000 3.230
07/28/21
(b)
29,891
Republic of Poland Government International Bond
120,000 5.125
09/18/34
(b)
123,325
Romanian Government International Bond
40,000 3.000
02/27/27
(c)
38,352
10,000 2.124
07/16/31
(c)
9,343
30,000 2.625
12/02/40
(c)
22,249
10,000 4.625
04/03/49
(c)
9,375
Romanian Government International Bond , EMTN
50,000 2.875
03/11/29
53,012
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $1,445,055)
1,325,296
a
Municipal Bonds – 0.5%
California – 0.1%
State of California
105,000 7.625
03/01/40
(b)
131,390
Florida – 0.0%
State Board of Administration Finance Corp. , Series A
70,000 2.154
07/01/30
(b)
62,177
Illinois – 0.1%
Illinois State Taxable Pension Funding GO Bonds Series 2003
23,529 5.100
06/01/33
23,899
State of Illinois GO Bonds
78,571 7.350
07/01/35
(b)
86,320
110,219
Principal
Amount Interest Rate Maturity Date Value
a
Municipal Bonds – (continued)
Louisiana – 0.1%
Louisiana Local Government Environmental Facilities &
Community Development Authority , Series 2022-ELL, Class A3
$ 140,000 4.275%
02/01/36
$ 137,815
Maryland – 0.1%
Maryland Economic Development Corp.
160,000 4.968
11/30/32
(b)
163,154
65,000 5.018
11/30/33
(b)
66,226
229,380
Ohio – 0.1%
American Municipal Power, Inc. , Series E
95,000 6.270
02/15/50
(b)
104,846
TOTAL MUNICIPAL BONDS
(Cost $742,830)
775,827
a
U.S. Treasury Obligations – 28.6%
a
U.S. Treasury Bonds
1,640,000 3.125
(g)
11/15/41
1,448,581
1,550,000 2.750
(g)
08/15/42
1,276,813
2,310,000 2.750
(g)
11/15/42
1,894,200
450,000 4.000
(g)
11/15/42
442,898
560,000 3.875
(g)
05/15/43
539,263
100,000 4.375
(g)
08/15/43
102,844
480,000 3.125
(g)
05/15/48
398,700
480,000 3.000
(g)
08/15/48
389,250
510,000 2.375
(g)
11/15/49
362,498
610,000 2.000
(g)
02/15/50
397,548
480,000 2.375
(g)
05/15/51
338,700
170,000 2.000
(g)
08/15/51
109,491
1,288,400 4.000
(g)
11/15/52
1,253,976
1,130,000 4.750
(g)
11/15/53
1,248,473
U.S. Treasury Inflation Indexed Bonds
670,000 1.500
(g)
02/15/53
640,992
U.S. Treasury Notes
306,000 0.375
(g)
12/31/25
293,115
473,200 0.750
(g)
04/30/26
451,573
3,670,000 0.750
(g)
05/31/26
3,495,532
3,670,000 0.875
(g)
06/30/26
3,496,535
1,720,000 0.625
(g)
07/31/26
1,627,684
620,000 4.375
(g)
08/15/26
627,823
640,000 0.750
(g)
08/31/26
605,775
640,000 2.625
(g)
05/31/27
624,450
4,330,000 0.500
(g)
06/30/27
3,983,600
970,000 2.875
(g)
05/15/28
946,811
2,830,000 1.250
(g)
05/31/28
2,604,705
3,050,000 1.250
(g)
06/30/28
2,802,188
250,000 3.125
(g)
11/15/28
245,645
6,070,000 1.500
(g)
02/15/30
5,449,248
364,900 3.625
(g)
03/31/30
365,185
760,000 3.750
(g)
05/31/30
765,106
1,120,000 3.750
(g)
06/30/30
1,127,350
1,307,200 4.375
(g)
05/15/34
1,369,292
U.S. Treasury Strip Coupon
2,079,100 –
(g)
11/15/29
(h)
1,722,729
430,000 –
(g)
08/15/30
(h)
344,705
430,000 –
(g)
11/15/30
(h)
342,035
430,000 –
(g)
11/15/31
(h)
327,858
929,900 –
(g)
05/15/32
(h)
695,718

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Obligations – (continued)
a
U.S. Treasury Strip Coupon – (continued)
$ 430,000 – %
(g)
08/15/33
(h)
$ 304,930
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $46,548,778)
45,463,819
Shares
Dividend
Rate Value
aa a
Investment Company – 0.0%
(i)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
361 4.854% 361
(Cost $361)
TOTAL INVESTMENTS – 120.5%
(Cost $193,733,681)
$ 191,363,201
LIABILITIES IN EXCESS OF OTHER ASSETS
– (20.5)%
(32,539,088)
NET ASSETS – 100.0%
$ 158,824,113
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
TBA (To Be Announced) Securities are purchased on a forward
commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $35,787,455 which represents approximately 22.5% of the Fund’s net assets as of September 30, 2024.
(b)
Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(c)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
September 30, 2024.
(e)
When-issued security.
(f)
Step coupon.
(g)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(h)
Zero coupon bond until next reset date.
(i)
Represents an affiliated issuer.
Investment Abbreviations:
BBSW — Bank Bill Swap Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
CORRA — Canadian Overnight Repo Rate Average
ESTRON — Euro Short-Term Rate
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Insured by Government National Mortgage
Association
LP — Limited Partnership
Mo. — Month
MTN — Medium Term Note
NIBOR — Norwegian Interbank Offered Rate
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SONIO — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate
TSFR — Term Secured Overnight Financing Rate
Currency Abbreviations:
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At September 30, 2024, the
Fund
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
SEK 1,885,538 USD 177,276 10/16/2024 $ 8,521
CAD 284,912 USD 206,394 10/17/2024 4,348
JPY 10,336,493 USD 67,818 10/17/2024 4,267
EUR 826,859 USD 901,596 10/24/2024 19,750

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
(continued)
CHF 151,085 USD 176,248 11/15/2024 $ 3,186
USD 270,155 GBP 202,089 12/16/2024 16
TOTAL
$ 40,088
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
USD 200,681 SEK 2,134,481 10/16/2024 (9,647)
USD 244,474 CAD 337,480 10/17/2024 (5,150)
USD 77,983 JPY 11,885,811 10/17/2024 (4,907)
USD 1,138,335 EUR 1,043,973 10/24/2024 (24,936)
USD 126,563 CHF 108,506 11/15/2024 (2,303)
GBP 156,808 USD 209,623 12/16/2024 (12)
TOTAL
$ (46,955)
FORWARD SALES CONTRACTS
— At September 30, 2024, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
Federal National Mortgage Association 4.500 % TBA-30yr 10/15/54 $ (4,000,000) $ (3,933,004)
Federal National Mortgage Association 6.500 TBA-30yr 10/15/54 (2,000,000) (2,061,953)
Federal National Mortgage Association 5.000 TBA-30yr 11/15/54 (9,000,000) (8,996,166)
Government National Mortgage Association 3.000 TBA-30yr 10/15/54 (1,000,000) (910,024)
Government National Mortgage Association 6.000 TBA-30yr 10/15/54 (2,000,000) (2,033,574)
Total (Proceed Receivable $17,956,875)
$ (17,934,721)
(a)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
FUTURES CONTRACTS
— At September 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
ICE 3 Month SONIA Index Future 7 03/17/26 $ 2,259,062 $ (1,382)
U.S. Treasury 10 Year Ultra Note 2 12/19/24 236,906 (566)
U.S. Treasury 2 Year Note 23 12/31/24 4,790,109 (7,743)
U.S. Treasury Long Bond 6 12/19/24 746,062 (199)
U.S. Treasury Ultra Bond 43 12/19/24 5,731,094 (42,381)
Total
$ (52,271)
Short position contracts:
Euro Bund Future (1) 12/06/24 (150,164) (1,663)
U.S. Treasury 10 Year Note (11) 12/19/24 (1,257,953) 2,557
U.S. Treasury 5 Year Note (6) 12/31/24 (659,672) 62
Total
$ 956
Total Futures Contracts
$ (51,315)
SWAP CONTRACTS
— At September 30, 2024, the Fund had the following swap contracts:
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
Financing
Rate
Received
(Paid) by the
Fund
Credit
Spread at
September
30, 2024
(a)
Counterparty Termination Date
Notional
Amount (000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
ICE CD JWN
(b)
1.000% 0.098%
Bank of
America N.A 12/20/2024 100 $ 98 $ (1,927) $ 2,025
General Electric Co.
(b)
1.000% 1.524
Bank of
America N.A 06/20/2026 175 2,667 – 2,667
Markit CDX North
America Investment
Grade Index
(b)
1.000% 1.372
Bank of
America N.A 06/20/2026 4,775 65,523 13,575 51,948
ICE CDX Investment
Grade Index
(b)
1.000% 1.640
Bank of
America N.A 12/20/2026 2,900 47,568 45,927 1,641
ICE CDX Investment
Grade Index
(b)
1.000% 2.242
Bank of
America N.A 06/20/2028 1,008 22,604 12,153 10,451
ICE CDX Investment
Grade Index
(b)
1.000% 2.286
Bank of
America N.A 12/20/2028 1,425 32,577 21,383 11,194
Chile Government
International Bond
(b)
1.000% 2.213
Bank of
America N.A 06/20/2029 90 1,991 1,739 252
ICE CDX Investment
Grade Index
(b)
1.000% 2.265
Bank of
America N.A 06/20/2029 7,708 174,587 152,628 21,959
Indonesia Government
International Bond
(b)
1.000% 1.568
Bank of
America N.A 06/20/2029 200 3,137 2,286 851
Philippine Government
International Bond
(b)
1.000% 2.031
Bank of
America N.A 06/20/2029 200 4,062 2,960 1,102
TOTAL
$ 354,814 $ 250,724 $ 104,090
(a)
Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b)
Payments made quarterly.
SWAP CONTRACTS
— At September 30, 2024 , the Portfolio had the following swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
1 Day SOFR
(b)
3.500% 4/19/2025 USD 250 $ 1,149 $ (233) $ 1,382
12 Month BOJDTR
(b)
0.506 8/13/2026 JPY 313,988 741 – 741
3.000%
(c)
3 Month BBSW 9/16/2026 AUD 3,505 (7,231) – (7,231)
4.000
(c)
3 Month BBSW 12/18/2026 AUD 690 4,258 3,366 892
3.500
(d)
CORRA 12/18/2026 CAD 1,871 22,950 23,821 (871)
3.750
(d)
CORRA 12/18/2026 CAD 530 8,378 5,282 3,096
1 Day SOFR
(b)
0.500 12/18/2026 CHF 1,990 (5,529) – (5,529)
2.500
(b)
1 Day ESTRON 12/18/2026 EUR 2,050 25,173 21,992 3,181
3.000
(b)
1 Day ESTRON 12/18/2026 EUR 370 6,938 3,867 3,071
4.250
(b)
1 Day SONIO 12/18/2026 GBP 250 3,263 1,995 1,268
3.750
(b)
6 Month NIBOR 12/18/2026 NOK 21,850 5,272 3,912 1,360
3 Month NZD BKBM
(d)
3.500 12/18/2026 NZD 2,070 (3,132) (3,501) 369
1 Day SOFR
(b)
3.750 12/18/2026 USD 2,740 (25,866) (30,674) 4,808
4.000
(b)
1 Day SOFR 12/18/2026 USD 130 1,848 1,359 489
3.500
(b)
1 Day SONIO 8/31/2027 GBP 7,230 5,470 8,777 (3,307)
4.000
(b)
1 Day SONIO 12/18/2027 GBP 1,070 14,588 11,900 2,688
3.805
(b)
1 Day SOFR 4/13/2028 USD 2,800 38,721 11,738 26,983
2.500
(b)
1 Day ESTRON 5/14/2028 EUR 2,520 23,468 – 23,468
1 Day SONIO
(b)
3.500 8/31/2029 GBP 6,662 (15,111) (26,766) 11,655
CORRA
(d)
2.458 9/13/2029 CAD 3,320 2,274 (1,076) 3,350
3.038
(b)
1 Day SOFR 9/13/2029 USD 2,470 (4,547) 2,289 (6,836)
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000’s) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
3.250%
(d)
CORRA 12/18/2029 CAD 1,240 $ 29,448 $ 26,467 $ 2,981
2.500
(b)
1 Day ESTRON 12/18/2029 EUR 1,195 32,476 28,771 3,705
1 Day SONIO
(b)
3.750% 12/18/2029 GBP 110 (1,351) (1,201) (150)
12 Month BOJDTR
(b)
0.750 12/18/2029 JPY 865,500 (35,285) (36,950) 1,665
3.750
(b)
1 Day SOFR 12/18/2029 USD 610 15,799 14,463 1,336
2.801
(d)
CORRA 9/11/2031 CAD 3,510 (3,022) 1,412 (4,434)
1 Day SOFR
(b)
3.215 9/12/2031 USD 2,620 3,671 (2,146) 5,817
3.000
(b)
1 Day ESTRON 11/10/2033 EUR 1,980 53,417 37,236 16,181
3.790
(b)
1 Day SOFR 5/21/2034 USD 2,120 34,698 15,980 18,718
12 Month BOJDTR
(b)
1.295 8/2/2034 JPY 226,210 (11,488) (2,848) (8,640)
3.500
(b)
1 Day SONIO 8/28/2034 GBP 1,330 (8,179) 1,063 (9,242)
6 Month BBSW
(d)
4.500 12/18/2034 AUD 400 (9,898) (11,383) 1,485
3.250
(d)
CORRA 12/18/2034 CAD 320 8,781 5,995 2,786
1 Day SOFR
(b)
0.750 12/18/2034 CHF 390 (7,491) (2,465) (5,026)
2.500
(b)
1 Day ESTRON 12/18/2034 EUR 790 13,461 8,598 4,863
3.750
(b)
1 Day SONIO 12/18/2034 GBP 80 1,375 1,479 (104)
6 Month NIBOR
(b)
3.500 12/18/2034 NOK 290 (123) (85) (38)
4.000
(d)
3 Month NZD BKBM 12/18/2034 NZD 340 2,390 2,445 (55)
2.250
(b)
3 Month STIBOR 12/18/2034 SEK 6,460 1,768 81 1,687
1 Day SOFR
(b)
3.750 12/18/2034 USD 250 (9,718) (8,758) (960)
2.152
(b)
1 Day ESTRON 8/9/2037 EUR 1,070 (23,891) – (23,891)
3.391
(b)
1 Day SOFR 5/10/2038 USD 630 (4,711) – (4,711)
3.000
(b)
1 Day ESTRON 1/25/2039 EUR 1,270 15,819 7,241 8,578
1 Day ESTRON
(b)
1.452 8/10/2042 EUR 2,730 115,114 – 115,114
1 Day ESTRON
(b)
2.500 1/25/2044 EUR 3,060 (9,296) (6,783) (2,513)
2.160
(b)
12 Month BOJDTR 8/2/2044 JPY 271,680 (3,832) 1,737 (5,569)
1.051
(b)
1 Day ESTRON 8/11/2047 EUR 1,610 (57,798) – (57,798)
2.000
(b)
1 Day ESTRON 1/25/2049 EUR 1,830 (897) 1,778 (2,675)
1 Day SOFR
(b)
2.564 5/11/2053 USD 610 12,188 (975) 13,163
1 Day ESTRON
(b)
2.000 5/17/2053 EUR 730 8,881 – 8,881
1 Day ESTRON
(b)
2.500 11/10/2053 EUR 1,070 (44,516) (54,283) 9,767
1 Day SOFR
(b)
3.380 4/11/2054 USD 910 (14,021) (6,225) (7,796)
1 Day SOFR
(b)
3.344 5/20/2054 USD 1,340 (17,802) (9,030) (8,772)
1 Day ESTRON
(b)
2.250 12/18/2054 EUR 300 592 (880) 1,472
TOTAL $ 189,634 $ 48,782 $ 140,852
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2024.
(b)
Payments made annually.
(c)
Payments made quarterly.
(d)
Payments made semi-annually.
WRITTEN OPTIONS CONTRACTS
— At September 30, 2024, the Fund had the following written option contracts:
OVER-THE-COUNTER - INTEREST RATE SWAPTIONS
— At September 30, 2024 , the
Portfolio
had the following purchased and written option
contracts:
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
3M IRS
JPMorgan
Chase & Co. $ 1.82 09/21/2027 (2,600,000) $ (2,600,000) $ (5,266) $ (5,330) $ 64
3M IRS
JPMorgan
Chase & Co. 1.81 09/21/2027 (2,600,000) (2,600,000) (5,224) (6,760) 1,536
(5,200,000) $ (5,200,000) $ (10,490) $ (12,090) $ 1,600
Puts
3M IRS
JPMorgan
Chase & Co. $ 4.32 09/21/2027 (2,600,000) $ (2,600,000) $ (7,516) $ (7,020) $ (496)
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
3M IRS
JPMorgan
Chase & Co. $ 4.31 09/21/2027 (2,600,000) $ (2,600,000) $ (7,555) $ (5,135) $ (2,420)
Total written option contracts (10,400,000) $ (10,400,000) $ (25,561) $ (24,245) $ (1,316)
Abbreviations:
3M IRS — 3 Months Interest Rate Swaptions
ADDITIONAL INVESTMENT INFORMATION ( continued )

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments
— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(I) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Mortagage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the
Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Derivative Contracts
— derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the
Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.
The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.
B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy— The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2024:
Core Fixed Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset- Backed Securities $ — $ 15,136,411 $ —
Collateralized Mortgage Obligations — 5,128,338 —
Commercial Mortgage-Backed Securities — 10,030,266 —
Corporate Bond — 39,624,212 —
Foreign Bond — 7,537,943 —
Foreign Government Securities — 1,325,296 —
Mortgage-Backed Securities — 64,031,619 —
Municipal Bond — 775,827 —
U.S. Government Agency Securities — 2,309,109 —
U.S. Treasury Obligations 45,463,819 — —
Investment Company 361 — —
Total
$ 45,464,180 $ 145,899,021 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (17,934,721) $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
(a)
Credit Default Swap Contracts $ — $ 104,090 $ —
Forward Foreign Currency Exchange Contracts — 40,088 —
Futures Contracts 2,619 — —
Interest Rate Swap Contracts — 307,000 —
Total
$ 2,619 $ 451,178 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(a)
$ — $ (46,955) $ —
Futures Contracts
(a)
(53,934) — —
Interest Rate Swap Contracts
(a)
— (166,148) —
Written Options Contracts (25,561) — —
Total
$ (79,495) $ (213,103) $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mortgage-Backed and Other Asset-Backed Securities — Mortgage-related and other asset-backed securities are subject to credit/
default, interest rate and certain additional risks, including "extension risk" (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and "prepayment risk" (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)